Supplemental cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in non-cash working capital:
Trade and other receivables	$ 22,068	$ (37,033)
Inventories	(83,495)	(23,136)
Prepaid expenses	(5,993)	(5,702)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	(9,403)	103,601
Decrease (increase) in non-cash working capital	(76,823)	37,730
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	81,877	(89,445)
These changes relate to the following activities:
Operating	5,998	(49,368)
Financing	0	0
Investing	(944)	(2,347)
Changes in non-cash working capital	$ 5,054	$ (51,715)